Financial Instruments (Details) - Schedule of reconciliation of fair value of derivative assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Fair Value of Derivative Assets and Liabilities [Abstract]
Fair value, Beginning Balance	$ (4,329)	$ 12,237
Derivatives recognized at inception
Prepayment option – 2026 Senior Secured Notes		1,896
Prepayment options	(1,045)	(31,196)
Interest rate swaps	5,360	12,512
Impact of foreign exchange	14	222
Fair value, Ending Balance		$ (4,329)